DISCONTINUED OPERATIONS AND DECONSOLIDATION OF TRICHOME (Narrative) (Details) - CAD ($) $ in Thousands		2 Months Ended	12 Months Ended
	Nov. 07, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations And Deconsolidation [Abstract]
Net loss from discontinued operations, net of tax	$ 1,171		$ 115,112
Cash and cash equivalents	406	$ 2,449	1,813	$ 13,903	$ 8,885
Inventory and biological assets	7,228
Property, plant and equipment, net	14,645	5,221	5,058
Bank loans and revolving credit line	(3,774)	9,246	$ 12,119
Other assets and liabilities, net	(17,334)
Loss from derecognition of net assets	17,959
Decrease in investment	$ 0
Amount Of Related Party Transactions		$ 921